Accrued expenses payable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accrued expenses payable
20.	Accrued expenses payable

	2018	2017
Accruals and estimations	$4,500	$9,059
Labor related provisions	36,953	44,188
Liability for social security contributions	4,955	6,432
Other	982	642

	$47,390	$60,321

As of December 31, 2018, accruals and estimations include the estimated balance of the current portion of the provision for maintenance of $4.5 million (2017: 4.2 million) (see note 21).

As of December 31, 2017 accruals and estimations include the estimated balance of the current portion of the provision for return condition of $4.9 million.

Labor related provisions include a profit-sharing program for both management and non-management staff. For members of management, profit-sharing is based on a combination of the Company’s performance as a whole and the achievement of individual goals. Profit-sharing for non-management employees is based solely on the Company’s performance. The accrual at year-end represents the amount expensed for the current year, which is expected to be settled within 12 months.